AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 97.5%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	$100	$101,875

Arizona – 3.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	200	195,587
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	108,368
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	500	450,814
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(a)	150	139,906

		894,675

California – 7.7%
California Community Choice Financing Authority (American General Life Insurance) Series 2024 5.00%, 08/01/2055	400	424,949
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	350	364,933
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	76,871
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	120	110,279
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	200	203,629
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.50%, 05/15/2055	100	103,799

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	$100	$64,881
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	515	47,792
Series 2022 5.00%, 06/01/2051	360	343,321
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) BAM Series 2025-A 5.00%, 07/01/2053	500	501,126

		2,241,580

Colorado – 3.0%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(a)	100	94,472
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	750	775,532

		870,004

Connecticut – 0.3%
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.50%, 10/01/2055	100	98,625

District of Columbia – 3.9%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	100,506
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	1,000	1,035,168

		1,135,674

Florida – 1.3%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	100	101,022

	Principal Amount (000)	U.S. $ Value

City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	$100	$92,853
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	100	94,970
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	100	90,475

		379,320

Georgia – 4.7%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2044	200	199,946
5.25%, 10/01/2054	200	200,136
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	1,000	973,487

		1,373,569

Guam – 0.9%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	267,725

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	68,118

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	150	152,380
6.00%, 12/01/2049	300	305,604
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	300	286,375
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(b)	350	245,724
Series 2020 5.00%, 06/15/2050	310	296,672

	Principal Amount (000)	U.S. $ Value

State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	$350	$356,697

		1,643,452

Indiana – 3.6%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	94,682
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	99,091
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	89,852
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	152,410
Series 2023-F 7.75%, 03/01/2067	100	107,817
BAM Series 2023 5.25%, 03/01/2067	500	505,202

		1,049,054

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	200	213,121

Maine – 0.7%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	200	193,818

Maryland – 2.4%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	570	551,415
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	153,927

		705,342

Massachusetts – 3.6%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2021-B 2.00%, 04/01/2050	150	82,880

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	$835	$862,746
Series 2025-B 5.25%, 07/01/2055	100	103,722

		1,049,348

New Hampshire – 4.1%
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	150	151,880
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.50%, 06/01/2055	100	101,211
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	1,000	921,616

		1,174,707

New Jersey – 6.4%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	825	841,351
Series 2024-C 5.00%, 06/15/2045	1,000	1,006,538

		1,847,889

New York – 7.4%
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	423,891
Series 2024-A 5.25%, 11/15/2049	510	515,281
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	500	504,393
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	500	387,285
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	100	94,807
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	100	105,467

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	$100	$99,566

		2,130,690

North Carolina – 2.0%
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	500	520,732
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2052	250	65,070

		585,802

Ohio – 3.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	100	80,773
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	100	97,863
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	932,458

		1,111,094

Oklahoma – 2.0%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2040(c)	250	268,154
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	100	108,333
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	200	204,427

		580,914

Oregon – 1.5%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	425,236

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 4.0%
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	$120	$120,184
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,030,326

		1,150,510

Puerto Rico – 0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	103,986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	100	23,166

		127,152

South Carolina – 5.1%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	1,000	971,698
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	513,432

		1,485,130

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	257,539
Series 2016-B Zero Coupon, 12/01/2031(a)	100	70,405
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	100	89,991

		417,935

Texas – 4.5%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	104,367

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2046	$335	$100,745
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	100	88,371
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,006,235

		1,299,718

Utah – 0.4%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	100	102,596

Virginia – 3.9%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	917,757
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	100	99,323
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	105,580

		1,122,660

Washington – 3.4%
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	972,329

Wisconsin – 4.9%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	152,329
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	100	95,406
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	200	196,806

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	$1,000	$976,928

		1,421,469

Total Long-Term Municipal Bonds (cost $29,246,348)		28,241,131

Short-Term Municipal Notes – 1.7%
New York – 1.4%
City of New York NY (City of New York NY) Series 2008-L 3.85%, 04/01/2038(d)	300	300,000
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 3.85%, 01/01/2033(d)	100	100,000

		400,000

Oregon – 0.3%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.75%, 08/01/2034(d)	100	100,000

Total Short-Term Municipal Notes (cost $500,000)		500,000

Total Investments – 99.2% (cost $29,746,348)(e)		28,741,131
Other assets less liabilities – 0.8%		245,928

Net Assets – 100.0%		$28,987,059

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00%	Quarterly	3.21%	USD	90	$(7,410)	$(3,654)	$(3,756)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,270	10/15/2028	CPI#	2.565%	Maturity	$(13,236)	$—	$(13,236)
USD	1,200	10/15/2029	2.569%	CPI#	Maturity	10,713	—	10,713
USD	1,100	10/15/2029	2.485%	CPI#	Maturity	14,266	—	14,266
USD	867	10/15/2029	2.499%	CPI#	Maturity	10,659	—	10,659
USD	867	10/15/2029	2.516%	CPI#	Maturity	9,949	—	9,949
USD	866	10/15/2029	2.451%	CPI#	Maturity	12,637	—	12,637
USD	1,330	10/15/2030	CPI#	2.531%	Maturity	(13,391)	—	(13,391)

						$31,597	$—	$31,597

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	200	10/15/2030	1 Day SOFR	4.092%	Annual	$6,608	$—	$6,608
USD	1,200	12/03/2031	1 Day SOFR	4.036%	Annual	37,846	—	37,846
USD	400	06/15/2034	3.543%	1 Day SOFR	Annual	3,133	45	3,088
USD	300	08/15/2034	3.231%	1 Day SOFR	Annual	9,423	—	9,423
USD	240	08/15/2034	3.450%	1 Day SOFR	Annual	3,486	—	3,486
USD	210	08/15/2034	3.183%	1 Day SOFR	Annual	7,383	—	7,383
USD	920	02/15/2035	3.738%	1 Day SOFR	Annual	(2,635)	—	(2,635)
USD	1,220	12/30/2044	1 Day SOFR	4.166%	Annual	14,994	—	14,994
USD	600	12/30/2044	1 Day SOFR	4.240%	Annual	13,795	—	13,795
USD	240	01/05/2045	1 Day SOFR	4.283%	Annual	6,974	—	6,974
USD	1,065	01/13/2045	1 Day SOFR	4.057%	Annual	(3,464)	—	(3,464)
USD	200	01/13/2045	1 Day SOFR	4.156%	Annual	2,355	(82)	2,437
USD	200	01/13/2045	1 Day SOFR	4.189%	Annual	3,277	—	3,277
USD	270	12/09/2053	3.584%	1 Day SOFR	Annual	24,346	(108)	24,454
USD	335	11/15/2054	3.924%	1 Day SOFR	Annual	9,894	(164)	10,058
USD	400	02/05/2055	3.942%	1 Day SOFR	Annual	10,414	—	10,414
USD	300	05/05/2055	3.962%	1 Day SOFR	Annual	6,422	—	6,422
USD	200	05/05/2055	3.806%	1 Day SOFR	Annual	9,816	—	9,816

						$164,067	$(309)	$164,376

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $2,121,265 or 7.3% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $303,947 and gross unrealized depreciation of investments was $(1,116,947), resulting in net unrealized depreciation of $(813,000).

As of August 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.0% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$28,241,131	$—	$28,241,131
Short-Term Municipal Notes	—	500,000	—	500,000

Total Investments in Securities	—	28,741,131	—	28,741,131
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	58,224	—	58,224
Centrally Cleared Interest Rate Swaps	—	170,166	—	170,166

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(7,410)	$—	$(7,410)
Centrally Cleared Inflation (CPI) Swaps	—	(26,627)	—	(26,627)
Centrally Cleared Interest Rate Swaps	—	(6,099)	—	(6,099)

Total	$—	$28,929,385	$—	$28,929,385

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$256	$5,868	$6,124	$0	$5